Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

March 15, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Core Fixed Income Fund (the “Fund”), a series of DWS Income Trust (the “Trust”) (Reg. Nos. 002-91577, 811-04049) - Preliminary Information Statement on Schedule 14C under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary information statement (the “Information Statement”) on Schedule 14C, in satisfaction of the conditions of an Exemptive Order granted to the Fund and to Deutsche Investment Management Americas Inc. by the Commission on January 12, 2010 (the “Exemptive Order”).

The Information Statement will be furnished to shareholders of the Fund to provide relevant information about Fischer Francis Trees & Watts, Inc., an investment advisor unaffiliated with the Fund, which became a subadvisor to the Fund effective January 3, 2011.  The Information Statement will be provided in lieu of a proxy statement, as permitted by the terms of the Exemptive Order.

The Fund expects to begin mailing the definitive information statement to shareholders on or about March 30, 2010.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.  If I am unavailable for any reason, please call John Marten of Vedder Price at (312) 609-7753 or Laura McCollum of our office at (617) 295-3681.

Very truly yours,

/s/ Scott D Hogan

Scott D. Hogan
Vice President and Counsel
Deutsche Investment Management Americas, Inc.

cc:           John Marten, Vedder Price